Bank Loans and Notes Payables - Summary of Financial Instruments by Type of Interest Rate (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cross-currency swaps [member] | Units of investments to Mexican pesos and variable rate [member] | 6.0% fixed to 5.9% variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 2,500
Interest pay rate		5.90%
Interest receive rate		4.20%
Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | 7.4% fixed to 7.2% variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 11,403	$ 11,403
Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.90%	7.40%
Interest receive rate	4.00%	4.00%
Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 19,818	$ 19,451
Interest pay rate	9.10%	8.80%
Interest receive rate	3.90%	4.10%
Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 19,617	$ 21,210
Interest pay rate	6.00%	11.90%
Interest receive rate	2.00%	1.90%
Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Variable to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 19,617	$ 22,834
Interest pay rate	6.60%	12.40%
Interest receive rate	2.50%	2.00%
Cross-currency swaps [member] | Chilean peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 620	$ 827
Interest pay rate	6.90%	6.90%
Interest receive rate	3.90%	6.20%
Interest rate swap [member] | U.S. dollars to Mexican pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 11,403
Interest rate swap [member] | Mexican peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 3,515	$ 3,591
Interest pay rate	5.80%	6.40%
Interest receive rate	4.50%	5.10%
Interest rate swap [member] | Mexican peso [member] | 6.0% variable to 5.9% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		5.90%
Interest receive rate		6.00%
Interest rate swap [member] | Mexican peso [member] | 7.4% variable to 7.2% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%	7.20%
Interest receive rate	8.90%	7.40%
Less than 1 year [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 24,760	$ 2,707
Less than 1 year [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 8,782
Interest pay rate	6.30%
Interest receive rate	2.70%
Less than 1 year [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Variable to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 15,571
Interest pay rate	6.70%
Interest receive rate	2.60%
1-2 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 6,263	39,262
1-2 years [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 6,263
Interest pay rate	5.20%
Interest receive rate	0.40%
1-2 years [member] | Interest rate swap [member] | Mexican peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 65
Interest pay rate	6.50%
Interest receive rate	3.70%
2-3 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 18,428	7,022
2-3 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 9,868
Interest pay rate	9.00%
Interest receive rate	3.90%
2-3 years [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 4,571
Interest pay rate	6.60%
Interest receive rate	2.90%
2-3 years [member] | Cross-currency swaps [member] | Chilean peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 620
Interest pay rate	6.90%
Interest receive rate	3.90%
3-4 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 4,853	19,474
3-4 years [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Variable to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 4,046
Interest pay rate	6.10%
Interest receive rate	1.90%
3-4 years [member] | Interest rate swap [member] | Mexican peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 650
Interest pay rate	7.60%
Interest receive rate	3.80%
4-5 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 5,076
4-5 years [member] | Interest rate swap [member] | Mexican peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 875
Interest pay rate	6.60%
Interest receive rate	4.50%
Later than 5 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | 7.4% fixed to 7.2% variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 11,403
Later than 5 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.90%
Interest receive rate	4.00%
Later than 5 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 9,951
Interest pay rate	9.10%
Interest receive rate	4.00%
Later than 5 years [member] | Interest rate swap [member] | Mexican peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 1,925
Interest pay rate	5.80%
Interest receive rate	4.50%